                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act File Number: 811-02258
                                                    ---------

                          Eaton Vance Series Trust II
                          ---------------------------
               (Exact Name of registrant as Specified in Charter)

    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                            (registrant's Telephone
                                    Number)

                                    June 30
                                    -------
                            Date of Fiscal Year End

                                 June 30, 2005
                                 -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

      [logo]
  EATON VANCE(R)
------------------
MANAGED INVESTMENTS

[graphic omitted]

Annual Report June 30, 2005

[graphic omitted]

                                  EATON VANCE
                                  TAX-MANAGED
                                    EMERGING
                                    MARKETS
                                      FUND

[graphic omitted]

                     IMPORTANT NOTICES REGARDING PRIVACY,
                      DELIVERY OF SHAREHOLDER DOCUMENTS,
                     PORTFOLIO HOLDINGS, AND PROXY VOTING

PRIVACY. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

  o Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

  o None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

  o Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

  o We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

           For more information about Eaton Vance's Privacy Policy,
                          please call 1-800-262-1122.

                           ------------------------

DELIVERY OF SHAREHOLDER DOCUMENTS. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

                           ------------------------

PORTFOLIO HOLDINGS. Each Eaton Vance Fund will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

                           ------------------------

PROXY VOTING. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2005

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

[photo of Cliff Quisenberry]
     Cliff Quisenberry
    Portfolio Manager

THE FUND
--------------------------------------------------------------------------------
THE PAST YEAR

  o During the year ended June 30, 2005, the Fund's Institutional (Class I) shares had a total return of 39.46%. This return resulted from an increase in net asset value (NAV) per share to $23.88 on June 30, 2005, from $17.34 on June 30, 2004, and the reinvestment of $0.275 per share in dividend income.(1)

  o For comparison, during the year ended June 30, 2005, the average return of the Fund's Lipper peer group, Lipper Emerging Markets Classification, was 32.33%, while the return for the Fund's benchmark, S&P/International Finance Corp. Investable Emerging Market Index -- an unmanaged index of common stocks traded in the emerging markets and available to foreign investors -- was 35.90%.(2)

MANAGEMENT DISCUSSION
-------------------------------------------------------------------------------

  o During the Fund's fiscal year, a number of factors contributed to strong returns for emerging markets stocks. In this favorable environment, successful investment management strategies -- including broad exposure to major emerging markets countries and select exposure to smaller countries, combined with a disciplined rebalancing process -- enabled the Fund to outperform its benchmark index and Lipper Classification average.2

  o The majority of the Fund's returns occurred during the first six months of the period. Short-term interest rates rose, but long rates remained stable and relatively low by historical standards, helping bolster the global economy. Moreover, the weakening of the dollar relative to key emerging markets countries helped improve returns for U.S. investors.

  o During the second half of the period, emergingmarkets equity returns fell off sharply, as investors became nervous about the potential for inflation, additional short-term rate hikes by the U.S. Federal Reserve (the Fed), and the surging price of oil, which was approaching record high levels. Nevertheless, for the first calendar quarter of 2005, emerging markets returns, which were flat, outperformed the U.S. stock market, which had negative returns. In the second calendar quarter, emerging markets recovered, producing strong returns. Returns were relatively unaffected by the strengthening U.S. dollar. Latin America had the strongest performance, benefiting from strong currency gains in Brazil. Asia, the Middle East, and Africa also performed well due to high oil prices and reasonable valuations that attracted investors.

  o The Fund's relative performance continued to benefit from a highly diversified portfolio, as well as management's strategy of emphasizing smaller countries and underweighting more "developed" emerging markets. Portfolio investments in smaller, less developed markets, including Egypt, Saudi Arabia, and Kenya, performed exceptionally well, with significant gains attributable to the increase in oil prices. In Eastern Europe, Hungary and the Czech Republic both performed well, benefiting from solid economic growth and inclusion in the European Union.

  o The most significant factor detracting from performance was the Fund's underweight, relative to the benchmark index, in South Korea, which performed well. However, the Fund's underweight in Taiwan and India, which did not perform well, was beneficial. The Fund was underweighted in technology stocks, due in part to reduced exposure to Taiwan, and this positioning also helped relative returns because technology stocks underperformed.

  o Management continued to employ tax-efficient techniques such as harvesting losses to match gains and using cash flows to avoid excess turnover. In addition, management continued its disciplined strategy of rebalancing the Fund, including reducing allocations after periods of substantial appreciation, to enhance returns and reduce risk.

-------------------------------------------------------------------------------
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. This performance is not typical and may not be repeated. For performance as of the most recent month end, please refer to www.eatonvance.com.
-------------------------------------------------------------------------------

(1) The Fund has no sales charge. This return does not include the 2% fee Class I shares are subject to when they are exchanged or redeemed.
(2) It is not possible to invest directly in an Index or Lipper Classification. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

-------------------------------------------------------------------------------
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
The views expressed throughout this report are those of the portfolio manager and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment advisor disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.
-------------------------------------------------------------------------------

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2005

FUND PERFORMANCE

The line graph and table set forth below provide information about the Fund's performance. The line graph compares the performance of Class I of the Fund with that of the S&P/ International Finance Corp. Investable Emerging Market Index, an unmanaged index of common stocks traded in the emerging markets and available to foreign investors. The lines on the graph represent the total returns of a hypothetical investment of $50,000 in each of Class I and the S&P/International Finance Corp. Investable Emerging Market Index. Class I total returns are presented at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Regional Weightings*
-------------------------------------------------------------------------------

Asia                                 37.7%
Latin America                        21.7%
Middle East/Africa                   21.4%
Eastern Europe                       19.2%


* Regional Weightings are shown as a percentage of total investments as of June 30, 2005. Portfolio information may not be representative of the Fund's current or future investments and may change due to active management.



Sector Weightings**
-------------------------------------------------------------------------------
Financials                           19.6%
Communications                       15.8
Consumer, Non-Cyclical               11.1
Energy                               11.1
Basic Materials                       8.8
Industrial                            8.6
Consumer, Cyclical                    6.4
Mutual Funds                          5.9
Diversified                           5.3
Utilities                             3.7
Technology                            2.0

** Sector Weightings are shown as a percentage of net assets as of June 30, 2005. Portfolio information may not be representative of the Fund's current or future investments and may change due to active management.

Comparison of Change in Value of a $50,000 Investment in Eaton Vance Tax-Managed Emerging Markets Fund vs. The S&P/International Finance Corp. Investable Emerging Market Index***

June 30, 1998  June 30, 2005

                                                            S&P/International
                                  Eaton Vance                  Finance Corp.
                                  Tax-Managed               Investable Emerging
            Date             Emerging Markets Fund             Market Index

         6/30/1998                   50000                       50,000
         7/31/1998                  51,000                       51,995
         8/31/1998                  38,352                       37,379
         9/30/1998                  39,702                       39,177
        10/31/1998                  43,851                       43,675
        11/30/1998                  47,701                       46,959
        12/31/1998                  47,319                       46,259
         1/31/1999                  46,363                       45,191
         2/28/1999                  46,818                       45,995
         3/31/1999                  50,240                       51,312
         4/30/1999                  58,545                       58,311
         5/31/1999                  60,459                       57,267
         6/30/1999                  66,699                       63,510
         7/31/1999                  67,099                       62,589
         8/31/1999                  67,099                       63,265
         9/30/1999                  65,992                       61,500
        10/31/1999                  67,147                       62,545
        11/30/1999                  71,625                       68,168
        12/31/1999                  81,667                       77,302
         1/31/2000                  81,969                       77,411
         2/29/2000                  83,847                       77,333
         3/31/2000                  82,170                       78,462
         4/30/2000                  74,561                       70,341
         5/31/2000                  70,557                       68,386
         6/30/2000                  71,721                       70,321
         7/31/2000                  68,931                       66,939
         8/31/2000                  69,999                       67,193
         9/30/2000                  64,064                       61,186
        10/31/2000                  59,701                       56,230
        11/30/2000                  55,390                       51,265
        12/31/2000                  57,866                       52,752
         1/31/2001                  63,960                       59,525
         2/28/2001                  59,169                       54,941
         3/31/2001                  54,796                       50,211
         4/30/2001                  57,142                       53,183
         5/31/2001                  59,902                       54,795
         6/30/2001                  58,806                       53,803
         7/31/2001                  56,200                       50,128
         8/31/2001                  56,875                       49,447
         9/30/2001                  49,060                       41,782
        10/31/2001                  50,831                       44,373
        11/30/2001                  54,999                       49,573
        12/31/2001                  57,799                       53,698
         1/31/2002                  61,146                       55,615
         2/28/2002                  60,192                       56,688
         3/31/2002                  63,111                       60,639
         4/30/2002                  64,386                       61,203
         5/31/2002                  64,122                       60,200
         6/30/2002                  59,665                       55,853
         7/31/2002                  56,002                       52,318
         8/31/2002                  56,960                       52,998
         9/30/2002                  52,551                       47,110
        10/31/2002                  55,257                       50,134
        11/30/2002                  58,816                       53,614
        12/31/2002                  58,639                       51,587
         1/31/2003                  59,067                       51,633
         2/28/2003                  58,264                       50,105
         3/31/2003                  57,297                       48,266
         4/30/2003                  62,986                       53,194
         5/31/2003                  67,440                       56,897
         6/30/2003                  70,232                       60,418
         7/31/2003                  73,132                       63,669
         8/31/2003                  77,154                       68,259
         9/30/2003                  79,515                       69,003
        10/31/2003                  85,845                       74,607
        11/30/2003                  87,459                       75,562
        12/31/2003                  95,444                       81,070
         1/31/2004                  97,448                       83,843
         2/29/2004                 101,814                       87,884
         3/31/2004                 103,667                       89,527
         4/30/2004                  97,042                       82,759
         5/31/2004                  96,373                       81,633
         6/30/2004                  97,269                       81,633
         7/31/2004                  97,658                       79,952
         8/31/2004                 101,135                       83,526
         9/30/2004                 107,587                       88,345
        10/31/2004                 111,008                       90,898
        11/30/2004                 119,256                       98,797
        12/31/2004                 125,589                      103,866
         1/31/2005                 127,573                      104,115
         2/28/2005                 138,136                      112,850
         3/31/2005                 130,746                      105,808
         4/30/2005                 127,961                      103,438
         5/31/2005                 130,802                      107,317
         6/30/2005                 135,628                      110,934

*** Source: Thomson Financial. Class I of the Fund commenced investment operations on 6/30/98. The Fund's performance prior to February 6, 2004 is that of its predecessor, the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund.

    It is not possible to invest directly in an Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2005

FUND PERFORMANCE

After-Tax Performance
as of June 30, 2005

"Return Before Taxes" does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. "Return After Taxes on Distributions" reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. "Return After Taxes on Distribution and Sale of Fund Shares" also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It would be most relevant to taxpaying shareholders who sell their shares.

-------------------------------------------------------------------------------
Average Annual Total Returns
(For the periods ended June 30, 2005)

Returns as Net Asset Value (NAV) (Class I)
-------------------------------------------------------------------------------

                                      One Year    Five Years    Life of Fund*

Return Before Taxes                    39.46%        13.59%        15.32%
Return After Taxes on Distributions    39.08         12.71         14.59
Return After Taxes on Distributions    25.84         11.29         13.14
  and Sale of Fund Shares

Returns Reflecting the Redemption Fee (Class I)
-------------------------------------------------------------------------------

                                      One Year    Five Years    Life of Fund*

Return Before Taxes                    37.46%        13.35%        15.20%
Return After Taxes on Distributions    37.08         12.46         14.46
Return After Taxes on Distributions    24.54         11.07         13.03
  and Sale of Fund Shares
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be lower or higher than the quoted return. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods. For performance as of the most recent month end, please refer to www.eatonvance.com.
-------------------------------------------------------------------------------

* Class I commenced operations on 6/30/98. The Fund's performance prior to February 6, 2004 is that of its predecessor, the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares. Fund performance during certain periods reflects the strong stock market performance and/or the strong performance of stocks held during those periods.
This performance is not typical and may not be repeated The Fund's after-tax returns may also reflect foreign tax credits passed by the Fund to its shareholders.

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2005

PORTFOLIO OF INVESTMENTS

Long-Term Investments

Common Stocks -- 90.9%

Security                                                           Shares             Value
------------------------------------------------------------------------------------------------
Argentina -- 1.7%
------------------------------------------------------------------------------------------------
BBVA Banco Frances SA(a)                                              67,312        $    135,229
Grupo Financiero Galicia SA (Class "B" Shares)(a)                    263,448             204,054
IRSA Inversiones y Representaciones SA(a)                            119,544             140,543
Ledesma SAAI                                                         259,501             166,002
Molinos Rio de la Plata SA(a)                                         92,923             125,954
Petrobras Energia Participaciones SA(a)                              134,218             153,617
Quilmes Industrial SA (ADR)                                           14,706             354,267
Renault Argentina SA(a)                                              771,757             181,464
Siderar SAIC                                                          75,100             579,091
Telecom Argentina SA(a)                                              229,824             553,103
Tenaris SA                                                           287,701           2,243,312
Transportadora de Gas del Sur SA(a)                                  252,923             285,107
------------------------------------------------------------------------------------------------
                                                                                    $  5,121,743
------------------------------------------------------------------------------------------------
Botswana -- 0.5%
------------------------------------------------------------------------------------------------
Sechaba Breweries Ltd.                                               284,600        $    726,951
Sefalana Holding Co.(a)(b)                                            99,100             126,115
Standard Chartered Bank of Botswana(b)                               488,210             637,272
------------------------------------------------------------------------------------------------
                                                                                    $  1,490,338
------------------------------------------------------------------------------------------------
Brazil -- 6.9%
------------------------------------------------------------------------------------------------
Banco Bradesco SA (PFD Shares)                                        34,320        $  1,210,029
Banco Itau Holding Financeira SA (PFD Shares)                          8,120           1,485,429
Bombril SA(a) (PFD Shares)                                           100,000             334,533
Brasil Telecom Participacoes SA (PFD Shares)                      22,900,000             162,429
Brasil Telecom SA                                                 33,349,635             142,634
Caemi Mineracao E Metalurgia SA (PFD Shares)                         325,000             302,774
Centrais Eletricas Brasileiras SA                                 22,000,000             306,407
Centrais Eletricas Brasileiras SA (Class "B" Shares)              11,000,000             141,092
Cia Brasileira de Distribuicao Grupo Pao de Acucar (PFD
Shares)                                                            7,178,255             142,410
Cia de Bebidas das Americas (PFD Shares)                           5,462,655           1,657,418
Cia de Bebidas das Americas (AmBev)                                2,460,531             625,161
Cia Energetica de Minas Gerais (PFD Shares)                       10,000,000             315,054
Cia Siderurgica Nacional SA (CSN)                                     15,000             240,737
Cia Vale do Rio Doce (PFD Shares)                                     68,700           1,726,300
Cia Vale do Rio Doce (CVRD)                                           66,900           1,963,231
Eletropaulo Metropolitana SA (PFD Shares)(a)                       5,767,190             222,238
Embratel Participacoes SA(a)                                      37,424,000              67,828
Embratel Participacoes SA (PFD Shares)(a)                         67,000,000             138,454
Empresa Brasileira de Aeronautica SA                                  27,000             166,242
Empresa Brasileira de Aeronautica SA (PFD Shares)                    166,651           1,354,944
Investimentos Itau SA (PFD Shares)                                   682,925           1,469,091
Lojas Americanas SA (PFD Shares)                                  28,835,940             553,152
Net Servicos de Comunicacao SA (PFD Shares)(a)                     1,641,110             437,815
Petroleo Brasileiro SA                                                46,850           2,156,974
Petroleo Brasileiro SA (ADR)                                          28,700           1,474,316
Souza Cruz SA                                                         18,700             226,475
Tele Norte Leste Participacoes SA                                      7,000             160,097
Tele Norte Leste Participacoes SA (PFD Shares)                        10,000             164,726
Tele Norte Leste Participacoes SA (ADR)                               26,608             443,023
Telemar Norte Leste SA (PFD Shares)                                    6,500             155,240
Telecomunicacoes de Sao Paulo SA (PFD Shares)                          1,086              22,018
Telesp Celular Participacoes SA (PFD Shares)(a)                       41,712             175,574
Uniao de Bancos Brasileiros SA                                        49,723             379,002
------------------------------------------------------------------------------------------------
                                                                                    $ 20,522,847
------------------------------------------------------------------------------------------------
Chile -- 3.2%
------------------------------------------------------------------------------------------------
Administradora de Fondos de Pensiones Provida SA (ADR)                 6,000        $    152,640
Banco de Chile (ADR)                                                   4,800             168,960
Banco Santander Chile SA (ADR)                                        47,622           1,538,191
Cia Cervecerias Unidas SA (ADR)                                       10,300             247,200
Cia de Telecomunicaciones de Chile SA (ADR)                           37,866             385,097
Corpbanca SA (ADR)                                                     6,000             156,600
Cristalerias de Chile SA (ADR)                                        13,800             412,237
Distribucion y Servicio D&S SA (ADR)(a)                               20,800             411,840
Embotelladora Andina SA (Series "A") (ADR)                             6,700              83,482
Embotelladora Andina SA (Series "B") (ADR)                            27,700             380,875
Empresa Nacional de Electricidad SA (ADR)                             41,359           1,029,839
Enersis SA (ADR)                                                      66,571             695,001
Lan Airlines SA (ADR)                                                  7,000             244,650
Madeco SA (ADR)(a)                                                    70,000             637,000
Masisa SA (ADR)                                                       32,100             574,911
Quinenco SA (ADR)                                                     62,000             731,600
Sociedad Quimica y Minera de Chile SA (ADR)                            2,095             212,747
Sociedad Quimica y Minera de Chile SA
(Series "B") (ADR)                                                    10,300           1,030,000
Vina Concha y Toro SA (ADR)                                            6,200             482,050
------------------------------------------------------------------------------------------------
                                                                                    $  9,574,920
------------------------------------------------------------------------------------------------
China -- 6.7%
------------------------------------------------------------------------------------------------
Beijing North Star Co., Ltd. (Class "H" Shares)                    1,580,000        $    319,118
China Everbright Ltd.                                                932,000             369,655
China Life Insurance Co., Ltd. (Class "H" Shares)(a)               1,475,000           1,004,413
China Merchants Holdings International Co., Ltd.                     664,000           1,285,032
China Merchants Property Development Co., Ltd.                       392,436             267,571
China Mobile Hong Kong Ltd.                                          490,400           1,816,670
China Petroleum & Chemical Corp.                                   5,774,000           2,249,984
China Resources Enterprise Ltd.                                      220,000             341,155
China Shipping Development Co., Ltd. (Class "H" Shares)              280,000             211,059
China Telecom Corp. Ltd. (Class "H" Shares)                        1,474,000             521,545
China Travel International Investment Hong Kong Ltd.                 800,000             240,534
China Unicom Ltd.                                                    320,000             268,719
China Vanke Co., Ltd. (Class "B" Shares)                             299,925             131,186
CNOOC Ltd.                                                         1,332,500             785,225
Cosco Pacific Ltd.                                                   156,000             301,899
Datang International Power Generation Co., Ltd. (Class "H"
Shares)                                                              190,000             143,616
Dazhong Transportation Group Co., Ltd.                               240,788             124,969
Denway Motors Ltd.                                                   720,000             252,943
Global Bio-chem Technology Group Co., Ltd.                           550,000             340,602
Guangdong Provincial Expressway Development Co., Ltd. (Class
"B" Shares)                                                          234,960             101,863
Huaneng Power International, Inc. (Class "H" Shares)                 950,000             696,426
Jilin Chemical Industrial Co., Ltd. (Class "H" Shares)(a)            168,000              41,153
Lenovo Group Ltd.                                                    492,000             145,265
Maanshan Iron & Steel Co., Ltd.                                    2,729,000             871,476
Netease.com, Inc. (ADR)(a)                                             5,000             285,550
PetroChina Co., Ltd.                                               1,672,300           1,228,562
Ping An Insurance Group Co. of China Ltd. (Class "H" Shares)         476,000             759,403
Qingling Motors Co., Ltd.                                          2,206,000             404,130
Semiconductor Manufacturing International Corp.(a)                 1,700,000             348,293
Shanghai Diesel Engine Co., Ltd.                                     534,000             219,474
Shanghai Industrial Holdings Ltd.                                     84,000             163,853
Shanghai Jinjiang International Hotels Development Co., Ltd.         574,800             302,920
Shanghai Jinqiao Export Processing Zone Development Co., Ltd.             90                  34
Shenzhen Chiwan Wharf Holdings Ltd. (Class "B" Shares)                50,000             107,869
Sina Corp.(a)                                                         14,000             390,600
Sinopec Yizheng Chemical Fibre Co., Ltd.                           3,201,000             504,345
Sinopec-China Petroleum & Chemical Corp.                           1,628,000             554,099
Sohu.com, Inc.(a)                                                      6,000             131,520
Travelsky Technology Ltd.                                            406,000             343,678
Tsingtao Brewery Co., Ltd.                                         1,124,000           1,205,509
Yanzhou Coal Mining Co., Ltd. (Class "H" Shares)                     320,000             252,281
------------------------------------------------------------------------------------------------
                                                                                    $ 20,034,198
------------------------------------------------------------------------------------------------
Colombia -- 0.5%
------------------------------------------------------------------------------------------------
Bancolombia SA (ADR)                                                  87,900        $  1,405,521
------------------------------------------------------------------------------------------------
                                                                                    $  1,405,521
------------------------------------------------------------------------------------------------
Croatia -- 0.8%
------------------------------------------------------------------------------------------------
Adris Grupa DD (PFD Shares)(a)                                           700        $    402,691
Croatia Osiguranje DD(a)                                                 100              87,714
Ericsson Nikola Tesla                                                    800             240,966
Pliva DD (GDR)                                                        79,340           1,013,966
Podravka Prehrambena Industija DD(a)                                   7,000             324,377
Privredna Banka Zagreb DD(a)                                           1,000              92,679
Riviera Holding DD(a)                                                  2,000              94,334
------------------------------------------------------------------------------------------------
                                                                                    $  2,256,727
------------------------------------------------------------------------------------------------
Czech Republic -- 3.4%
------------------------------------------------------------------------------------------------
Cesky Telecom AS(a)                                                   80,000        $  1,496,468
Cesky Telecom AS (GDR)(a)                                             54,303           1,008,950
CEZ AS                                                               143,770           2,706,506
Komercni Banka AS                                                      3,600             448,022
Komercni Banka AS (GDR)                                               27,154           1,128,170
Philip Morris CR AS                                                    1,260             897,664
Unipetrol AS(a)                                                      295,700           1,699,164
Zentiva NV AS                                                         19,800             708,011
------------------------------------------------------------------------------------------------
                                                                                    $ 10,092,955
------------------------------------------------------------------------------------------------
Egypt -- 1.7%
------------------------------------------------------------------------------------------------
Commercial International Bank                                         44,420        $    368,090
Eastern Tobacco                                                        9,600             364,609
Egyptian International Pharmaceutical Industrial Co.                  40,120             100,084
Egyptian Media Production City(a)                                     48,072              83,312
Misr International Bank                                               26,940             217,380
MobiNil- Egyptian Company for Mobil Services                           6,978             216,899
Olympic Group Financial Investment Co.                                53,371             210,187
Orascom Construction Industries (OCI)(a)                              38,330           1,111,686
Orascom Telecommunication(a)                                          18,400           1,864,618
Oriental Weavers Co.                                                  24,039             356,902
Vodafone Egypt Telecommunications Co.                                 19,600             291,606
------------------------------------------------------------------------------------------------
                                                                                    $  5,185,373
------------------------------------------------------------------------------------------------
Estonia -- 0.7%
------------------------------------------------------------------------------------------------
AS Eesti Telekom (GDR)                                                42,400        $  1,136,485
AS Harju Elekter                                                      18,000              94,458
AS Merko Ehitus                                                       23,000             419,128
AS Norma                                                              25,000             219,660
AS Saku Olletehase                                                     8,000              80,387
------------------------------------------------------------------------------------------------
                                                                                    $  1,950,118
------------------------------------------------------------------------------------------------
Ghana -- 0.4%
------------------------------------------------------------------------------------------------
Aluworks Ghana Ltd.(b)                                               210,900        $    116,019
Mobil Oil Ghana Ltd.(a)                                               16,087              67,258
SSB Bank Ltd.(b)                                                     185,000             508,857
Standard Chartered Bank of Ghana Ltd.(b)                              10,200             150,380
Unilever Ghana Ltd.(b)                                               249,000             452,030
------------------------------------------------------------------------------------------------
                                                                                    $  1,294,544
------------------------------------------------------------------------------------------------
Hungary -- 3.2%
------------------------------------------------------------------------------------------------
BorsodChem Rt                                                         20,000        $    222,976
Danubius Hotel and Spa Rt.(a)                                          8,190             200,739
Delmagyarorszagi Aramszol Rt                                           2,700             189,324
EGIS Rt                                                                2,478             230,438
FHB Land Credit and Mortgage Bank Rt                                  20,000             139,719
Fotex Rt.(a)                                                         478,034             756,309
Gedeon Richter Rt                                                      7,552           1,109,080
Magyar Tavkozlesi Rt. (ADR)                                           37,300             798,220
Magyar Telekom Rt                                                     57,000             243,602
MOL Magyar Olaj-es Gazipari Rt                                        26,105           2,188,414
NABI Bus Industries Rt.(a)                                            24,894              28,706
OTP Bank Rt                                                           92,420           3,128,322
Pannonplast Rt.(a)                                                    18,000             136,202
RABA Rt.(a)                                                           70,410             229,236
------------------------------------------------------------------------------------------------
                                                                                    $  9,601,287
------------------------------------------------------------------------------------------------
India -- 1.4%
------------------------------------------------------------------------------------------------
Bajaj Auto Ltd. (GDR)(b)                                               3,402        $    105,462
Dr. Reddy's Laboratories Ltd. (ADR)                                    1,300              21,996
Gail India Ltd. (GDR)                                                 14,000             431,200
Grasim Industries Ltd. (GDR)(a)                                       10,000             245,000
HDFC Bank Ltd. (ADR)                                                   5,700             265,107
Hindalco Industries Ltd. (GDR) (144A)                                 11,041             285,410
ICICI Bank Ltd. (ADR)                                                 21,000             458,850
ITC Ltd. (GDR)                                                         4,300             160,390
Larsen & Toubro Ltd. (GDR)                                            12,000             306,000
Mahanagar Telephone Nigam Ltd. (ADR)                                  23,300             147,489
Ranbaxy Laboratories Ltd. (GDR)                                        2,900              71,775
Reliance Energy Ltd. (GDR) (144A)                                      5,900             258,420
Reliance Industries Ltd. (GDR)                                        15,808             460,171
Satyam Computer Services Ltd. (ADR)                                   12,000             312,000
State Bank of India Ltd. (GDR)                                        11,800             471,292
Tata Motors Ltd. (ADR)                                                11,700             113,256
Videsh Sanchar Nigam Ltd. (ADR)                                        3,500              38,850
Wipro Ltd. (ADR)                                                       1,700              35,462
------------------------------------------------------------------------------------------------
                                                                                    $  4,188,130
------------------------------------------------------------------------------------------------
Indonesia -- 3.3%
------------------------------------------------------------------------------------------------
Aneka Tambang Tbk PT                                               1,717,500        $    419,938
Astra International Tbk PT                                         1,268,000           1,644,785
Bank Central Asia Tbk PT                                           3,078,000           1,131,677
Bank Pan Indonesia Tbk PT                                          1,950,272              93,631
Bank Rakyat Indonesia PT                                           1,200,000             355,558
Bumi Resources Tbk PT(a)                                           4,200,000             357,172
Ciputra Development Tbk PT(a)                                     12,232,500             773,184
Gudang Garam Tbk PT                                                  470,500             609,444
Indah Kiat Pulp & Paper Corp. Tbk PT(a)                            1,095,000             150,757
Indofood Sukses Makmur Tbk PT                                      4,121,500             464,184
Indonesian Satellite Corp. Tbk PT                                  1,322,500             747,116
Kawasan Industri Jababeka Tbk PT(a)                                1,250,000              16,009
Perusahaan Gas Negara PT                                           1,000,000             293,920
Semen Gresik Persero Tbk PT                                          265,500             521,902
Telekomunikasi Indonesia Tbk PT                                    3,432,160           1,773,943
Trimegah Securities Tbk PT                                         6,845,000             122,471
Unilever Indonesia Tbk PT                                            852,700             355,203
------------------------------------------------------------------------------------------------
                                                                                    $  9,830,894
------------------------------------------------------------------------------------------------
Israel -- 3.4%
------------------------------------------------------------------------------------------------
Alvarion Ltd.(a)                                                       9,578        $    111,296
Bank Hapoalim Ltd.                                                   156,752             492,160
Bank Leumi Le-Israel                                                 117,024             300,992
Bezeq Israeli Telecommunication Corp. Ltd.(a)                        847,638             976,264
Check Point Software Technologies Ltd.(a)                             33,341             660,152
Given Imaging Ltd.(a)                                                  8,000             182,480
Harel Insurance Investments Ltd.                                       3,000             107,457
IDB Development Corp. Ltd.                                             2,976              76,509
IDB Holding Corp. Ltd.                                                 7,103             135,614
Israel Chemicals Ltd.                                                225,015             704,418
Israel Discount Bank Ltd. (Series "A")(a)                            275,000             335,224
Koor Industries Ltd.(a)                                                3,023             165,339
Lipman Electrical Engineering                                          4,000             118,777
M-Systems Flash Disk Pioneers Ltd.(a)                                 10,000             191,700
Makhteshim-Agan Industries Ltd.                                      120,957             658,132
Nice Systems Ltd.(a)                                                   7,900             305,715
Orbotech Ltd.(a)                                                      10,000             214,900
Osem Investment Ltd.                                                   5,695              43,881
Partner Communications Co., Ltd.(a)                                   57,160             412,351
Taro Pharmaceuticals Industries Ltd.(a)                               14,244             414,073
Teva Pharmaceutical Industries Ltd.                                   82,999           2,568,910
Teva Pharmaceutical Industries Ltd. (ADR)                             15,000             467,100
The Israel Corp. Ltd.                                                  1,000             269,146
United Mizrahi Bank Ltd.(a)                                           30,000             122,751
------------------------------------------------------------------------------------------------
                                                                                    $ 10,035,341
------------------------------------------------------------------------------------------------
Kenya -- 1.2%
------------------------------------------------------------------------------------------------
Athi River Mining Ltd.(a)                                            561,200        $    176,479
Bamburi Cement Co., Ltd.                                              53,500              84,365
Barclays Bank of Kenya Ltd.                                           88,132             291,345
East African Breweries Ltd.                                          345,000             674,606
Firestone East Africa Ltd.                                           562,400             132,800
Kenya Airways Ltd.                                                 1,924,100           1,476,231
Kenya Commercial Bank Ltd.                                            82,940              75,531
Kenya Power & Lighting Ltd.(a)                                       112,650             164,097
Nation Media Group Ltd.                                               89,673             234,185
NIC Bank Ltd.                                                        147,120             100,367
Standard Chartered Bank Kenya Ltd.                                    68,420             116,692
Uchumi Supermarket Ltd.(a)                                           262,494              68,896
------------------------------------------------------------------------------------------------
                                                                                    $  3,595,594
------------------------------------------------------------------------------------------------
Latvia -- 0.1%
------------------------------------------------------------------------------------------------
Grindeks(a)                                                           12,000        $    141,901
Latvian Shipping Co.(a)                                               96,000             121,867
------------------------------------------------------------------------------------------------
                                                                                    $    263,768
------------------------------------------------------------------------------------------------
Lithuania -- 0.5%
------------------------------------------------------------------------------------------------
Invalda PVA(a)                                                        35,000        $    134,259
Klaipedos Nafta PVA                                                  300,000             106,243
Lietuvos Telekomas (GDR)                                              60,000             458,634
Mazeikiu Nafta(a)                                                     90,000             287,172
Pieno Zvaigzdes                                                       40,000              73,634
Rokiokio Suris                                                         3,000              81,807
Siauliu Bankas(a)                                                    125,000             142,446
Snaige                                                                21,000             120,760
------------------------------------------------------------------------------------------------
                                                                                    $  1,404,955
------------------------------------------------------------------------------------------------
Malaysia -- 3.3%
------------------------------------------------------------------------------------------------
AMMB Holdings Bhd                                                    162,600        $    107,185
Arab-Malaysian Corp. Bhd (AMCORP)(a)                                 400,000             111,579
Berjaya Sports Toto Bhd                                              221,384             244,298
British American Tobacco Malaysia Bhd                                 20,700             227,428
Commerce Asset Holdings Bhd                                          207,400             275,246
Digi.com Bhd(a)                                                      100,000             134,211
DRB-Hicom Bhd                                                        174,200              67,388
EON Capital Bhd                                                       48,500              65,730
Fountain View Development Bhd(a)                                      86,600              10,322
Gamuda Bhd                                                           128,000             139,200
Genting Bhd                                                          108,200             537,579
Golden Hope Plantations Bhd                                          100,000             103,158
Guocoland Malaysia Bhd                                                11,850               1,837
Highlands & Lowlands Bhd                                             100,000              95,263
Hong Leong Bank Bhd                                                   70,400              96,337
Hong Leong Credit Bhd                                                 61,500              62,765
IJM Corp. Bhd                                                         59,100              76,519
IOI Corp. Bhd                                                        166,000             458,189
IOI Oleochemical Industries Bhd                                        6,375              16,189
KLCC Property Holdings Bhd                                           250,000             134,868
Kuala Lumpur Kepong Bhd                                               44,900              80,938
Leader Universal Holdings Bhd(a)                                     476,000              45,037
Magnum Corp. Bhd                                                     165,380              93,886
Malakoff Bhd                                                         151,600             302,954
Malayan Banking Bhd                                                  233,355             667,992
Malaysia International Shipping Corp. Bhd                            116,000             545,919
Malaysian Oxygen Bhd                                                  42,000             137,053
Malaysian Pacific Industries Bhd                                      28,500              88,383
Malaysian Plantations Bhd                                            134,800              86,556
Maxis Communications Bhd                                             230,000             586,416
Multi-Purpose Holdings Bhd(a)                                        400,000              98,269
Nestle Malaysia Bhd                                                    6,000              37,468
O.Y.L. Industries Bhd                                                 17,800             169,632
Petronas Dagangan Bhd                                                100,000             109,474
Petronas Gas Bhd                                                      71,000             150,408
PLUS (Projek Lebuhraya Utara Selatan)
Expressways Bhd                                                      139,700             120,515
PPB Group Bhd                                                        252,000             246,138
Proton Holdings Bhd                                                   87,300             161,964
Public Bank Bhd                                                      317,187             559,251
Ramatex Bhd                                                          118,000              95,497
Resorts World Bhd                                                    114,000             284,439
Road Builder (M) Holdings Bhd                                        200,000             124,984
Scomi Group Bhd                                                      250,000              97,881
Sime Darby Bhd                                                       376,700             574,963
Southern Bank Bhd                                                    108,000              92,555
Ta Ann Holdings Bhd                                                   80,000             136,719
Tanjong Plc                                                           42,000             144,623
Telekom Malaysia Bhd                                                 173,700             456,205
Tenaga Nasional Bhd                                                   98,560             272,337
TIME Engineering Bhd(a)                                              103,900              10,352
UMW Holdings Bhd                                                      57,000              72,814
YTL Corp. Bhd                                                        155,584             219,046
YTL e-Solutions Bhd                                                1,633,800              64,492
------------------------------------------------------------------------------------------------
                                                                                    $  9,900,451
------------------------------------------------------------------------------------------------
Mauritius -- 0.7%
------------------------------------------------------------------------------------------------
Air Mauritius Ltd.                                                    83,400        $     62,350
Ireland Blyth Ltd.                                                    64,209              75,967
Mauritius Commercial Bank                                            383,595             530,140
Mon Tresor & Mon Desert Ltd.                                          23,449              42,322
New Mauritius Hotels Ltd.                                            205,400             422,634
Rogers & Co., Ltd.                                                    48,555             223,031
Shell Mauritius Ltd.                                                  22,000              58,093
State Bank of Mauritius Ltd.                                         641,899             600,955
Sun Resorts Ltd.                                                      45,730              91,742
United Basalt Products Ltd.                                           85,125             121,440
------------------------------------------------------------------------------------------------
                                                                                    $  2,228,674
------------------------------------------------------------------------------------------------
Mexico -- 6.9%
------------------------------------------------------------------------------------------------
Alfa SA de CV                                                        290,572        $  1,647,681
America Movil SA de CV                                               983,180           2,920,246
America Telecom SA de CV(a)                                           95,649             305,125
Carso Global Telecom SA de CV(a)                                     160,800             296,082
Cemex SA de CV                                                       794,212           3,369,014
Coca-Cola Femsa SA de CV                                              19,000              50,336
Fomento Economico Mexicano SA de CV                                   97,800             582,514
Grupo Aeroportuario del Surests SA de CV (Class "B" Shares)            4,826              15,221
Grupo Bimbo SA de CV                                                 141,527             406,317
Grupo Carso SA de CV                                                 684,000           1,319,728
Grupo Elektra SA de CV                                                 9,626              71,433
Grupo Financiero Banorte SA de CV (Class "O" Shares)                 200,000           1,317,205
Grupo Financiero Inbursa SA de CV                                    927,808           2,005,299
Grupo Iusacell SA de CV(a)                                           136,250             353,883
Grupo Mexico SA de CV                                                120,000             195,466
Grupo Modelo SA de CV (Series "C")                                   110,000             342,844
Grupo Televisa SA                                                    272,000             841,453
Hylsamex SA de CV                                                     98,769             358,414
Kimberly-Clark de Mexico SA de CV                                    121,570             416,007
Telefonos de Mexico SA de CV (Telmex)                              1,996,360           1,881,472
TV Azteca SA de CV                                                   593,565             286,310
US Commercial Corp. SA de CV(a)                                      128,000              42,151
Wal-Mart de Mexico SA de CV                                          364,816           1,478,161
------------------------------------------------------------------------------------------------
                                                                                    $ 20,502,362
------------------------------------------------------------------------------------------------
Morocco -- 1.5%
------------------------------------------------------------------------------------------------
Banque Commerciale du Maroc                                            5,080        $    575,820
Banque Marocaine du Commerce Exterieur (BMCE)                          6,620             423,644
Ciments du Maroc                                                       1,365             192,104
CTM                                                                    1,560              43,809
Holcim Maroc SA                                                        2,082             275,775
Lafarge Ciments                                                          700             191,174
Lesieur Cristal SA                                                     1,663             226,334
Maroc Telecom(a)                                                      89,100             823,039
ONA SA                                                                 8,823             861,461
Samir                                                                  6,247             298,654
Societe des Brasseries du Maroc                                        3,279             570,415
Societe Nationale d'Investissement                                     1,000              94,465
------------------------------------------------------------------------------------------------
                                                                                    $  4,576,694
------------------------------------------------------------------------------------------------
Peru -- 1.5%
------------------------------------------------------------------------------------------------
Alicorp SA(a)                                                      1,000,000        $    485,482
Cementos Lima SA                                                       4,981              76,525
Cia de Minas Buenaventura SA                                          36,649             842,560
Cia de Minas Buenaventura SA (ADR)                                    41,440             957,532
Compania Minera Atacocha SA                                           51,861              37,448
Credicorp Ltd.                                                        52,600           1,046,214
Edegel SA(a)                                                         650,000             283,607
Ferreyros SA                                                          23,607              11,606
Grana y Montero SA(a)                                                100,000              22,430
Minsur SA                                                            201,019             358,245
Southern Peru Copper Corp. (ADR)                                       4,530             195,243
Union de Cervecerias Backus y Johnston SAA                           495,633             205,594
------------------------------------------------------------------------------------------------
                                                                                    $  4,522,486
------------------------------------------------------------------------------------------------
Philippines -- 3.1%
------------------------------------------------------------------------------------------------
Ayala Corp.                                                           65,856        $    370,668
Ayala Land, Inc.                                                   2,474,840             344,452
Bank of the Philippine Islands                                       691,720             599,950
Benpres Holdings Corp.(a)                                         31,820,000             562,081
Equitable PCI Bank, Inc.                                               5,000               4,385
Filinvest Land, Inc.(a)                                           10,307,550             256,821
Globe Telecom, Inc.                                                   17,000             242,676
International Container Terminal Services, Inc.(a)                   514,000              69,716
JG Summit Holdings, Inc.                                           4,200,000             270,362
Jollibee Foods Corp.                                                 500,000             258,742
Manila Electric Co.(a)                                               394,286             151,506
Metropolitan Bank & Trust Co.                                        728,875             378,714
Petron Corp.                                                       7,477,423             394,701
Philippine Long Distance Telephone Co.                               114,060           3,316,547
San Miguel Corp. (Class "B" Shares)                                  964,000           1,620,493
SM Prime Holdings, Inc.                                            2,749,000             368,620
------------------------------------------------------------------------------------------------
                                                                                    $  9,210,434
------------------------------------------------------------------------------------------------
Poland -- 3.3%
------------------------------------------------------------------------------------------------
Agora SA                                                              35,510        $    678,326
Bank BPH                                                               3,226             548,527
Bank Millennium SA                                                   196,243             193,909
Bank Pekao SA(a)                                                      36,600           1,569,493
Bank Zachodni WBK SA(a)                                                7,350             232,499
BRE Bank SA(a)                                                         4,000             162,482
ComputerLand SA(a)                                                    10,172             273,459
Debica SA                                                              6,000             156,265
Echo Investment SA(a)                                                  6,000             181,241
KGHM Polska Miedz SA(a)                                               36,290             367,435
KGHM Polska Miedz SA (GDR)(a)                                         11,300             229,390
Netia SA                                                             120,000             146,009
Orbis SA                                                              60,680             418,896
Polska Grupa Farmaceutyczna SA                                         9,000             142,644
Polski Koncern Naftowy Orlen SA                                      122,225           1,834,691
Powszechna Kasa Oszczednosci Bank Polski SA(a)                        88,000             711,853
Prokom Software SA(a)                                                 20,781             606,454
Telekomunikacja Polska SA (GDR)                                      169,000           1,039,350
Telekomunikacja Polska SA (GDR) (144A)                                76,100             468,015
------------------------------------------------------------------------------------------------
                                                                                    $  9,960,938
------------------------------------------------------------------------------------------------
Russia -- 6.6%
------------------------------------------------------------------------------------------------
Aeroflot - Russian International Airlines                            100,000        $    147,500
AvtoVAZ                                                               21,000             511,875
Central Telecommunications                                           500,000             127,750
Cherepovets MK Severstal                                              15,000             107,007
Golden Telecom, Inc. (ADR)                                               700              21,476
Irkutskenergo (ADR)                                                   11,500             124,200
JSC MMC Norilsk Nickel (ADR)                                          12,900             786,900
JSC Scientific Production Corp. Irkut(a)                              18,333             316,244
LUKOIL (ADR)                                                         109,800           4,041,738
Magadanenergo(a)                                                   1,000,000              34,000
Mobile Telesystems (ADR)                                              15,800             531,670
Mosenergo (ADR)                                                       12,900             101,265
OAO Gazprom(c)                                                     1,332,300           3,864,803
Rostelecom                                                            75,000             150,000
Sberbank RF(a)                                                         8,042             530,772
Sberbank RF (GDR)                                                      2,000           1,333,000
Sibneft(a)                                                            77,000             254,485
Surgutneftegaz                                                        24,500           1,402,625
Surgutneftegaz (ADR) (PFD Shares)                                     35,200           1,315,424
Tatneft (ADR)                                                          7,250             268,250
Transneft(a)                                                             200             185,024
Unified Energy System (GDR)                                           30,494             914,820
United Heavy Machinery Uralmash-Izhora Group(a)                        5,800              20,880
United Heavy Machinery Uralmash-Izhora Group (ADR)(a)                  6,900              23,460
United Heavy Machinery Uralmash-Izhora Group (ADR) (144A)(a)          37,600             127,840
Uralsvyazinform (ADR)                                                  6,329              42,911
VimpelCom (ADR)(a)                                                    19,500             663,585
Wimm-Bill-Dann Foods OJSC (ADR)(a)                                   101,000           1,659,430
------------------------------------------------------------------------------------------------
                                                                                    $ 19,608,934
------------------------------------------------------------------------------------------------
South Africa -- 6.5%
------------------------------------------------------------------------------------------------
ABSA Group Ltd.                                                       33,490        $    413,146
Alexander Forbes Ltd.                                                132,100             254,698
Anglo Platinum Ltd.                                                    9,500             422,262
AngloGold Ashanti Ltd.                                                12,562             448,324
AngloGold Ashanti Ltd. (ADR)                                          20,619             736,717
Aspen Pharmacare Holdings Ltd.                                        43,010             153,385
Barloworld Ltd.                                                       40,000             568,128
BidBEE Ltd.(a)                                                         5,662              42,270
Bidvest Group Ltd.                                                    32,037             347,766
Business Connexion Group(a)                                           19,400              13,926
Edgars Consolidated Stores Ltd.                                        5,500             238,084
FirstRand Ltd.                                                       330,385             685,380
Foschini Ltd.                                                         27,423             161,936
Gold Fields Ltd.                                                      40,180             457,600
Harmony Gold Mining Co., Ltd.                                         33,400             288,511
Impala Platinum Holdings Ltd.                                          8,261             736,475
Imperial Holdings Ltd.(a)                                             13,912             212,676
JD Group Ltd.                                                         14,214             136,492
Johnnic Communications Ltd.                                               78                 444
Johnnic Holdings Ltd.(a)                                                 200                 279
Liberty Group Ltd.(a)                                                 15,000             133,275
Mittal Steel South Africa Ltd.                                        27,000             189,403
MTN Group Ltd.                                                       229,880           1,518,664
Murray & Roberts Holdings Ltd.                                        65,000             136,127
Nampak Ltd.                                                           73,000             162,443
Naspers Ltd.                                                          31,868             395,050
Nedcor Ltd.                                                           22,183             246,967
Network Healthcare Holdings Ltd.(a)                                  217,000             198,806
Pick'n Pay Stores Ltd.                                               104,260             389,478
Remgro Ltd.                                                           82,705           1,300,854
Reunert Ltd.                                                          26,000             142,591
RMB Holdings Ltd.                                                     65,000             216,271
Sanlam Ltd.                                                          304,100             533,412
Sappi Ltd.                                                            23,820             261,155
Sasol Ltd.                                                            91,536           2,466,886
Shoprite Holdings Ltd.                                               126,153             276,355
Standard Bank Group Ltd.                                             145,053           1,400,441
Steinhoff International Holdings Ltd.                                180,700             415,374
Telkom South Africa Ltd.                                              60,000             961,527
Tiger Brands Ltd.                                                     64,600           1,101,751
Tradehold Ltd.(a)                                                     29,862              12,745
Truworths International Ltd.                                          66,000             171,628
VenFin Ltd.                                                           65,000             279,006
Woolworths Holdings Ltd.                                              98,942             155,429
------------------------------------------------------------------------------------------------
                                                                                    $ 19,384,137
------------------------------------------------------------------------------------------------
South Korea -- 6.3%
------------------------------------------------------------------------------------------------
Daelim Industrial Co., Ltd.                                            2,500        $    132,437
Daesang Corp.                                                         45,000             273,001
GS Engineering & Construction Corp.                                    4,000             131,581
GS Holdings Corp.(a)                                                   5,554             130,622
Hana Bank                                                             18,580             493,082
Hanjin Shipping Co., Ltd.                                              5,300             131,607
Hanwha Securities Co., Ltd.                                           40,000             223,820
Hite Brewery Co., Ltd.                                                 1,950             167,271
Hynix Semiconductor, Inc.(a)                                          24,070             390,045
Hyundai Development Co.                                                6,700             155,651
Hyundai Engineering & Construction Co., Ltd.(a)                        6,500             174,060
Hyundai Heavy Industries Co., Ltd.                                     4,000             200,881
Hyundai Merchant Marine Co., Ltd.(a)                                   8,700             128,093
Hyundai Mobis                                                          3,800             254,188
Hyundai Motor Co.                                                     17,770             979,844
Kangwon Land, Inc.                                                    36,658             523,823
Kia Motors Corp.                                                      11,000             144,889
Kookmin Bank (ADR)                                                    18,084             824,269
Korea Electric Power Corp.                                            23,930             730,968
Korean Air Lines Co., Ltd.(a)                                          8,086             135,120
KT Corp.                                                              21,500             879,637
KT Freetel Co., Ltd.                                                   8,800             202,953
KT&G Corp.                                                            27,980           1,091,556
KTBNetwork Co., Ltd. (ADR)(a)                                         80,000             261,532
LG Chem Ltd. (GDR) (144A)(a)                                           4,620             168,975
LG Corp.                                                               4,700             118,364
LG Electronics, Inc.                                                   9,019             567,597
LG.Philips LCD Co., Ltd.(a)                                            2,500             115,270
POSCO                                                                  8,290           1,445,138
S-Oil Corp.                                                            5,500             438,424
Samsung Corp.                                                         25,930             337,685
Samsung Electronics Co., Ltd.                                          6,488           3,075,660
Samsung Fire & Marine Insurance Co., Ltd.                              7,734             621,655
Samsung SDI Co., Ltd.                                                  2,600             241,242
Samsung Securities Co., Ltd.                                              70               1,849
Shinhan Financial Group Co., Ltd.                                     22,630             583,699
Shinsegae Co., Ltd.                                                    1,300             408,224
SK Corp.                                                               7,200             378,702
SK Securities Co., Ltd.(a)                                           470,000             621,129
SK Telecom Co., Ltd.                                                   1,480             260,278
SK Telecom Co., Ltd. (ADR)                                            26,341             537,356
Trigem Computer, Inc.(a)                                              95,593             107,756
------------------------------------------------------------------------------------------------
                                                                                    $ 18,789,933
------------------------------------------------------------------------------------------------
Taiwan -- 4.2%
------------------------------------------------------------------------------------------------
Acer, Inc. (GDR)                                                      19,761        $    196,029
Acer, Inc. (GDR) (144A)                                               32,400             321,408
Advanced Semiconductor Engineering, Inc. (ADR)(a)                     25,000              92,500
Asia Cement Corp. (GDR) (144A)                                        38,564             253,103
Astro All Asia Networks PLC(a)                                        68,500              98,115
Asustek Computer, Inc. (GDR)                                          36,410             101,220
AU Optronics Corp. (ADR)                                              27,258             461,750
Cathay Financial Holding Co., Ltd. (GDR)                              19,700             396,561
Chi Mei Optoelectronics Corp.                                          7,000             109,200
China Development Financial Holding Corp.(a)                         350,000             139,575
China Steel Corp. (GDR)                                               26,450             531,645
Chinatrust Financial Holding Co., Ltd.                               260,000             283,075
Chunghwa Telecom Co., Ltd. (ADR)                                      24,200             518,606
Compal Electronics, Inc. (GDR)                                        10,800              53,676
E.Sun Financial Holding Co. Ltd. (GDR)(a)                              9,900             195,030
Evergreen Marine Corp. (GDR)                                          64,086             571,628
Far EasTone Telecommunications Co., Ltd.                              11,400             216,600
First Financial Holding Co., Ltd. (GDR)(a)                            11,800             198,240
Formosa Chemicals & Fibre Corp.                                      130,000             252,306
Formosa Petrochemical Corp.                                          193,000             394,838
Formosa Plastics Corp.                                               267,050             436,880
Fubon Financial Holding Co., Ltd. (GDR)                               65,000             627,250
High Tech Computer Corp.(a)                                            4,600             155,974
Hon Hai Precision Industry Co., Ltd. (GDR)                            74,267             768,662
Lite-On Technology Corp. (GDR)                                        10,000             110,000
MediaTek, Inc.                                                        16,000             138,422
Mega Financial Holding Co., Ltd.                                     450,000             295,869
Nan Ya Plastics Corp.                                                200,000             294,754
Powerchip Semiconductor Corp. (GDR)(a)                                14,368             100,578
President Chain Store Corp.                                          115,000             226,962
Quanta Computer, Inc.                                                 11,300             106,785
Siliconware Precision Industries Co. (ADR)                            61,200             300,492
Synnex Technology International Corp. (GDR)                          124,725             727,471
Taishin Financial Holdings Co., Ltd.                                 150,000             125,528
Taiwan Mobile Co., Ltd.                                              420,000             432,339
Taiwan Semiconductor Manufacturing Co., Ltd.                         262,499             457,863
Teco Electric and Machinery Co., Ltd. (GDR)                               42                 125
Uni-President Enterprises Corp.                                      636,000             298,977
United Microelectronics Corp. (ADR)(a)                               205,069             842,833
Walsin Lihwa Corp. (GDR)(b)                                          100,203             454,813
Yang Ming Marine Transport (GDR)                                      39,287             351,049
------------------------------------------------------------------------------------------------
                                                                                    $ 12,638,731
------------------------------------------------------------------------------------------------
Thailand -- 3.0%
------------------------------------------------------------------------------------------------
Advanced Info Service Pcl(d)                                         135,600        $    313,403
Bangkok Bank Pcl(a)                                                  231,900             564,353
Bangkok Bank Pcl(d)                                                  144,900             377,184
Bangkok Expressway Pcl(d)                                            250,000             157,309
Bank of Ayudhya Pcl(a)(d)                                            196,400              59,242
BankThai Pcl(a)(d)                                                   643,800             102,833
Banpu Pcl(d)                                                          33,000             117,800
BEC World Pcl(d)                                                     606,500             170,266
Cal-Comp Electronics Pcl                                           1,500,000             124,153
CP Seven Eleven Pcl                                                1,500,000             205,106
Delta Electronics (Thailand) Pcl(d)                                  934,670             384,545
Electricity Generating Pcl                                            50,500              98,347
Hana Microelectronic Pcl(d)                                        1,084,100             545,723
Italian-Thai Development Pcl                                         211,300              49,092
Kasikornbank Pcl(d)                                                  319,600             438,621
KCE Electronics Pcl                                                  369,300              43,794
Krung Thai Bank Pcl(d)                                               615,000             142,513
Loxley Pcl(d)                                                      1,762,600             113,468
National Finance Pcl(d)                                              523,300             161,804
PTT Exploration & Production Pcl(d)                                   58,600             544,589
PTT Pcl(d)                                                           120,300             655,070
Ratchaburi Electricity Generating Holding Pcl(d)                     261,100             255,918
Saha-Union Pcl(d)                                                     98,700              36,547
Sahaviriya Steel Industries Pcl                                      851,000              39,543
Shin Corp. Pcl(d)                                                    280,156             256,493
Siam Cement Pcl(d)                                                   113,600             633,307
Siam City Cement Pcl(d)                                               24,100             163,882
Siam Commercial Bank Pcl(d)                                          196,600             222,687
Siam Makro Pcl(d)                                                    100,000             148,838
Thai Airways International Pcl(d)                                    100,000              96,200
Thai Military Bank Pcl(a)(d)                                         888,000              94,989
Thai Oil Pcl                                                         120,000             184,414
Thai Olefins Pcl                                                     100,000             139,158
Thai Petrochemical Industry Pcl(a)(d)                                653,100             205,477
Thai Union Frozen Products Pcl                                       233,000             154,699
Thoresen Thai Agencies Pcl(d)                                        120,000             101,646
TISCO Bank Pcl(d)                                                    150,000              92,115
Total Access Communication Pcl(a)                                     95,000             302,477
True Corp. Pcl(a)(d)                                                 323,168              81,339
TT&T Pcl(a)                                                        1,001,800              78,554
United Communication Industry Pcl(a)                                 130,000             147,084
------------------------------------------------------------------------------------------------
                                                                                    $  8,804,582
------------------------------------------------------------------------------------------------
Turkey -- 3.3%
------------------------------------------------------------------------------------------------
Ak Enerji Elektrik Uretim Otoprodukor Grubu AS(a)                     18,721        $     76,178
Akbank TAS                                                           178,016           1,010,793
Anadolu Efes Biracilik ve Malt Sanayii AS                             41,576             948,756
Arcelik AS(a)                                                         61,583             361,259
Dogan Yayin Holding AS                                                88,698             221,504
Enka Insaat ve Sanayi AS                                              41,250             452,262
Eregli Demir ve Celik Fabrikalari TAS                                146,993             630,881
Haci Omer Sabanci Holding AS                                         210,158             800,038
KOC Holding AS(a)                                                    137,553             599,991
Migros Turk TAS                                                       42,464             325,679
Nortel Networks Netas Telekomunikasyon AS(a)                           1,764              42,886
Trakya CAM Sanayi AS                                                  60,699             202,581
Tupras Turkiye Petrol Rafine AS                                       43,441             618,601
Turk Hava Yollari Aninum Ortakligi (THY) AS(a)                        16,448              91,614
Turkcell Iletisim Hizmet AS                                          251,348           1,231,801
Turkcell Iletisim Hizmet AS (ADR)                                     32,457             410,575
Turkiye Garanti Bankasi AS(a)                                        161,993             687,029
Turkiye Is Bankasi                                                   143,024             824,944
Vestel Elektronik Sanayi va Ticaret AS(a)                             15,295              55,191
Yapi ve Kredi Bankasi(a)                                              95,811             361,555
------------------------------------------------------------------------------------------------
                                                                                    $  9,954,118
------------------------------------------------------------------------------------------------
United States -- 0.0%
------------------------------------------------------------------------------------------------
Perrigo Co.                                                            3,222        $     44,915
------------------------------------------------------------------------------------------------
                                                                                    $     44,915
------------------------------------------------------------------------------------------------
Venezuela -- 0.6%
------------------------------------------------------------------------------------------------
Cia Anonima Nacional Telefonos de Venezuela - CANTV (ADR)             65,152        $  1,233,979
Mercantil Servicios Financieros CA (ADR)                             161,700             430,979
------------------------------------------------------------------------------------------------
                                                                                    $  1,664,958
------------------------------------------------------------------------------------------------
Zimbabwe -- 0.5%
------------------------------------------------------------------------------------------------
Ariston Holdings Ltd.(a)                                             597,393        $     20,698
Barclays Bank Zimbabwe                                               712,758              41,761
Dawn Properties(a)                                                   123,277             211,706
Delta Corp. Ltd.                                                     807,488             399,700
Econet Wireless Holdings Ltd.                                         93,780             156,314
Hwange Colliery Co.                                                  693,000             140,012
Meikles Africa Ltd.                                                   60,013              75,781
NMBZ Holdings Ltd.(a)                                                994,355              32,395
OK Zimbabwe                                                        1,059,353              17,550
Old Mutual PLC                                                        80,448             288,500
Pelhams Ltd.(a)                                                       86,835                 368
Zimbabwe Sun Ltd.(a)                                                 123,277                 934
------------------------------------------------------------------------------------------------
                                                                                    $  1,385,719
------------------------------------------------------------------------------------------------
Total Common Stocks
  (cost $166,691,692)                                                               $271,027,319
------------------------------------------------------------------------------------------------
Investment Funds -- 5.9%
Butterfield Fund Thai Euro(b)                                         23,962        $    434,431
Framlington Bulgaria Fund, Ltd.(b) (e)                                78,180              15,636
Genesis Chile Fund Ltd.(b)                                             3,400             272,000
India Fund, Inc.                                                      95,800           2,859,630
iShares MSCI Taiwan Index Fund(f)                                    347,400           4,203,540
Korea Fund, Inc.                                                      26,900             735,715
Morgan Stanley India Investment Fund, Inc.                            23,786             763,531
Romanian Investment Fund(b)                                              615             285,246
Saudi Arabia Investment Fund Ltd.(b)                                  41,700           3,469,023
Societe Generale Baltic Republic Fund(b) (e)                          12,723             496,197
Societe Generale Romania Fund(b) (e)                                   6,450             355,717
Thai-Euro Fund Ltd. (B Shares)(b)                                     39,938             650,091
Thailand International Fund (IDR)(b)                                       3              57,765
UTI India IT Fund Ltd.(b)                                             22,300             576,678
Vietnam Enterprise Investments Ltd.(b)                             1,626,733           2,354,696
Vietnam Growth Fund Ltd.(b)                                           13,235             134,832
------------------------------------------------------------------------------------------------
Total Investment Funds
  (cost $9,086,448)                                                                 $ 17,664,728
------------------------------------------------------------------------------------------------

Rights(a) -- 0.0%

Telesp Celular Participacoes SA (Brazil)
expiring 7/28/05                                                       1,930        $      1,357
------------------------------------------------------------------------------------------------

Total Rights
  (cost $--)                                                                        $      1,357
------------------------------------------------------------------------------------------------
Warrants(a) -- 1.5%

Bank of Ayudhya Pcl (Thailand) expiring 9/3/08, strike THB
                                                       12.00(d)        4,000        $        335

J.P. Morgan International Derivatives Ltd. Call Warrant
(Bharti Televentures (India)), (144A) expiring 5/31/06,
strike INR .0001                                                      81,000             452,385

J.P. Morgan International Derivatives Ltd. Call Warrant
(Formosa Petrochemical (Taiwan)), (144A) expiring 3/24/08,
strike TWD .0001                                                     268,000             549,400

J.P. Morgan International Derivatives Ltd. Call Warrant (Hero
Honda Motors Ltd. (India)), (144A) expiring 12/22/06, strike
INR .0001                                                             16,000             212,560

J.P. Morgan International Derivatives Ltd. Call Warrant
(Hindustan Lever Ltd. (India)), (144A) expiring 4/4/07,
strike INR .0001                                                     133,000             502,075

J.P. Morgan International Derivatives Ltd. Call Warrant
(Infosys Technologies Ltd. (India)), (144A) expiring 8/25/05,
strike INR .0001(b)                                                    1,575             348,736

J.P. Morgan International Derivatives Ltd. Call Warrant
(President Chain Store (Taiwan)), (144A) expiring 3/24/08,
strike TWD .0001                                                     200,000             395,000

J.P. Morgan International Derivatives Ltd. Call Warrant
(Taiwan Semiconductor (Taiwan)), (144A) expiring 3/19/07,
strike TWD .0001                                                     465,303             809,627

J.P. Morgan International Derivatives Ltd. Call Warrant (Tata
Consultancy Services Ltd. (India)), (144A) expiring 11/1/06,
strike INR .0001                                                       5,985             186,523

J.P. Morgan International Derivatives Ltd. Call Warrant (Uni-
President (Taiwan)), (144A) expiring 3/24/08, strike TWD .0001     1,249,000             587,030

Land and Houses Pcl (Thailand) expiring 9/2/08, strike THB
2.278(d)                                                           2,072,000        $    273,291
------------------------------------------------------------------------------------------------

Total Warrants
  (cost $3,758,027)                                                                 $  4,316,962
------------------------------------------------------------------------------------------------

Corporate Bond -- 0.0%

                                                               Principal
Security                                                       Amount           Value
------------------------------------------------------------------------------------------------

South Africa -- 0.0%
------------------------------------------------------------------------------------------------

Lereko Mobility Propriatary Ltd.,
5.03%, due 10/1/10                                                  $  1,088        $      5,416
------------------------------------------------------------------------------------------------

                                                                                    $      5,416
------------------------------------------------------------------------------------------------

Total Corporate Bond
  (cost $5,104)                                                                     $      5,416
------------------------------------------------------------------------------------------------

Total Long-Term Investments -- 98.3%
  (cost $179,541,271)                                                               $293,015,782
------------------------------------------------------------------------------------------------

Short-Term Investment -- 2.9%

                                                               Principal
Security                                                       Amount (000)     Value
------------------------------------------------------------------------------------------------

Repurchase Agreement
------------------------------------------------------------------------------------------------
State Street Bank & Trust Corp. Repurchase Agreement, dated
6/30/05, 2.65%, due 7/1/05 (cost $8,653,000)(g)                     $  8,653        $  8,653,000
------------------------------------------------------------------------------------------------

Total Repurchase Agreement
  (cost $8,653,000)                                                                 $  8,653,000
------------------------------------------------------------------------------------------------

Total Investments -- 101.2%
  (cost $188,194,271)                                                               $301,668,782
------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities -- (1.2)%                                            $ (3,613,407)
------------------------------------------------------------------------------------------------

Net Assets -- 100%                                                                  $298,055,375
------------------------------------------------------------------------------------------------

(144A) - Security Exempt from registration under Rule 144A of the securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers
(ADR) - American Depository Receipt
(GDR) - Global Depository Receipt
(IDR) - International Depository Receipt

(a) Non-income producing security.
(b) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(c) Represents financial contract with an off-shore broker whereby 1 contract is equal to 1 share of the indicated security.
(d) Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(e) Investment fund is in the process of being liquidated.
(f) Exchange-traded fund.
(g) Repurchase price of $8,653,687. Collateralized by $8,690,000 Federal Home Loan Bank 4.13%
    due 2/15/2008. The aggregate market value, including accrued interest, of the collateral was $8,829,222.

Industry Classification as of June 30, 2005

                                                            % OF NET            MARKET
SECTOR                                                       ASSETS              VALUE
Financials                                                     19.6%         $ 58,311,977
Communications                                                 15.8            47,148,535
Consumer, Non-Cyclical                                         11.1            33,143,742
Energy                                                         11.1            33,047,077
Basic Materials                                                 8.8            26,137,469
Industrial                                                      8.6            25,719,738
Consumer, Cyclical                                              6.4            19,128,322
Funds                                                           5.9            17,664,728
Diversified                                                     5.3            15,762,434
Utilities                                                       3.7            11,100,000
Technology                                                      2.0             5,851,760

Currency Concentration of Portfolio as of June 30, 2005

                                                           PERCENTAGE
                                                            OF TOTAL
CURRENCY                                                   INVESTMENTS           VALUE
United States Dollar                                           29.3%         $ 85,827,518
Mexican Peso                                                    7.0            20,502,362
South African Rand                                              6.4            18,652,836
Hong Kong Dollar                                                6.3            18,579,132
Brazilian Real                                                  6.1            17,924,206
South Korean Won                                                5.9            17,259,332
Malaysian Ringgit                                               3.4             9,998,566
Indonesian Rupiah                                               3.4             9,830,894
New Turkish Lira                                                3.3             9,543,543
Philippine Peso                                                 3.1             9,210,434
Hungarian Forint                                                3.0             8,803,067
Thailand Baht                                                   3.0             8,775,732
Polish Zloty                                                    2.8             8,224,183
Czech Koruna                                                    2.7             7,955,836
Israeli Shekel                                                  2.7             7,793,640
Other Currencies                                               11.6            34,134,501

                             See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2005

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of June 30, 2005

Assets
-------------------------------------------------------------------------------

Investments in securities, at value
  (identified cost, $188,194,271)                                  $301,668,782
Cash                                                                        599
Foreign currency, at value (identified cost $252,515)                   236,305
Dividends and interest receivable                                     1,270,410
Receivable for capital stock sold                                       636,562
Taxes reclaim receivable                                                 53,658
-------------------------------------------------------------------------------
Total assets                                                       $303,866,316
-------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------
Payable for investment securities purchased                        $  4,958,355
Payable for capital stock redeemed                                       64,700
Accrued capital gains taxes                                             769,720
Other liabilities                                                        18,166
-------------------------------------------------------------------------------
Total liabilities                                                  $  5,810,941
-------------------------------------------------------------------------------
Net Assets                                                         $298,055,375
-------------------------------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------------------------------
Paid-in capital                                                    $206,930,586
Undistributed net investment income                                     593,750
Accumulated net realized loss on investment and foreign
  currency related transactions                                     (22,152,469)
Net unrealized appreciation of investments and foreign
  currencies                                                        112,683,508
-------------------------------------------------------------------------------
Total                                                              $298,055,375
-------------------------------------------------------------------------------

Institutional Shares
-------------------------------------------------------------------------------
Net Assets                                                         $298,055,375
Shares Outstanding                                                   12,482,841
Net Asset Value and Redemption Price Per Share
  (net assets/shares of beneficial interest outstanding)           $      23.88
-------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2005

Statement of Operations

For the Year Ended
June 30, 2005

Investment Income
-------------------------------------------------------------------------------

Dividends (net of foreign taxes, $722,332)                         $  6,362,747
Interest                                                                 66,648
-------------------------------------------------------------------------------
Total income                                                       $  6,429,395
-------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------
Management fee                                                     $    983,558
Administration fee                                                    1,092,842
-------------------------------------------------------------------------------
Total expenses                                                     $  2,076,400
-------------------------------------------------------------------------------
Net investment income                                              $  4,352,995
-------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------------------------------
Capital gain distributions from Underlying funds                   $      5,380
Net realized gain (loss) --
  Investment transactions                                             7,399,269
  Foreign currency transactions                                         (69,002)
-------------------------------------------------------------------------------
Net realized gain                                                  $  7,335,647
-------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
  Investments                                                      $ 56,833,959
  Foreign currencies                                                     (1,857)
-------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)               $ 56,832,102
-------------------------------------------------------------------------------

Net realized and unrealized gain                                   $ 64,167,749
-------------------------------------------------------------------------------
Net increase in net assets from operations                         $ 68,520,744
-------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease)                                         Year Ended            Year Ended
in Net Assets                                               June 30, 2005         June 30, 2004
-----------------------------------------------------------------------------------------------
From operations --
  Net investment income                                      $  4,352,995          $  2,531,743
  Net realized gain on investment and foreign
    currency transactions                                       7,335,647               714,243
  Net change in unrealized appreciation
    (depreciation) on investments and foreign
    currencies                                                 56,832,102            42,430,749
-----------------------------------------------------------------------------------------------
Net increase in net assets from operations                   $ 68,520,744          $ 45,676,735
-----------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from --
    Net investment income                                    $ (2,730,766)         $ (6,945,881)
-----------------------------------------------------------------------------------------------
Fund share transactions --
  Proceeds from sale of shares                               $ 91,696,433          $ 25,638,816
  Net asset value of shares issued as reinvestment
    of dividends                                                2,050,127             6,135,706
  Cost of shares redeemed                                     (22,745,680)          (24,990,402)
  Fund purchase and redemption fees (Note 1)                      512,453               415,434
-----------------------------------------------------------------------------------------------
Net increase resulting from Fund share
  transactions                                               $ 71,513,333          $  7,199,554
-----------------------------------------------------------------------------------------------
Net increase in net assets                                   $137,303,311          $ 45,930,408
-----------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------
At beginning of year                                         $160,752,064          $114,821,656
-----------------------------------------------------------------------------------------------
At end of year                                               $298,055,375          $160,752,064
-----------------------------------------------------------------------------------------------
Undistributed (overdistributed) net investment
  income included in net assets at end of year               $    593,750          $ (1,875,834)
-----------------------------------------------------------------------------------------------

                             See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2005


Financial Highlights

                                                                       Year Ended June 30,
                                 ----------------------------------------------------------------------------------------------
                                                2005              2004(e)             2003              2002             2001
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of year            $  17.34           $  13.09           $  11.24         $  11.29         $  14.14
--------------------------------------------------------------------------------------------------------------------------------

Income from operations
--------------------------------------------------------------------------------------------------------------------------------
Net investment income(a)                        $   0.42           $   0.27           $   0.26         $   0.22         $   0.15
Net realized and unrealized gain (loss)             6.35               4.68               1.68            (0.09)           (2.73)
--------------------------------------------------------------------------------------------------------------------------------
Total income from operations                    $   6.77           $   4.95           $   1.94         $   0.13         $  (2.58)
--------------------------------------------------------------------------------------------------------------------------------

Less distributions to shareholders
--------------------------------------------------------------------------------------------------------------------------------
From net investment income                      $  (0.28)          $  (0.75)          $  (0.12)        $  (0.21)        $  (0.30)
--------------------------------------------------------------------------------------------------------------------------------
Fund purchase and redemption
  fee added to paid-in capital(a)               $   0.05           $   0.05           $   0.03         $   0.03         $   0.03
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -- end of year                  $  23.88           $  17.34           $  13.09         $  11.24         $  11.29
--------------------------------------------------------------------------------------------------------------------------------
Total Return(b)                                    39.46%             38.49%             17.71%            1.46%          (18.01)%
--------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data:
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)         $298,055           $160,752           $114,822         $ 86,654         $ 74,197
Ratio of total expenses to average net assets       0.95%              0.95%              1.01%(c)         1.07%(c)         1.01%(d)
Ratio of net investment income to average
  net assets                                        1.99%              1.67%              2.33%            1.99%            1.27%
Portfolio Turnover                                     7%                12%                17%              32%              43%
--------------------------------------------------------------------------------------------------------------------------------

(a) Per share amounts based on average number of shares outstanding during the year.
(b) Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges.
    Total return would be reduced if a sales or redemption charge were taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c) Ratio of expenses to average net assets excluding tax and trustees' expense is 0.95%.
(d) Ratio of expenses to average net assets excluding tax and interest expense is 0.95%.
(e) On February 6, 2004, the Fund acquired the net assets of PIMCO PPA Fund, a series of PIMCO Funds: Multi-Manager Series pursuant to a plan of reorganization approved by its shareholders. The financial statements of the Fund reflect the historical financial results of the PIMCO PPA Fund prior to its reorganization.

                                            See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2005

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------------------------------------------
  Eaton Vance Tax-Managed Emerging Markets Fund (the Fund) is a series of Eaton Vance Series Trust II (the Trust), a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently offers one class of shares. Class I shares (Institutional shares) are offered at net asset value and not subject to a sales charge. The Fund's investment objective is to seek long-term, after-tax returns for its shareholders. The Fund normally invests at least 80% of its net assets in equity securities of companies located in emerging market countries, which are those considered to be developing. The investment objective and policies of the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund (PIMCO PPA Fund) were substantially similar to those of the Fund. The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

  A Investment Valuation -- Marketable securities that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices are not available are valued at the mean between the latest bid and asked prices or in the case of preferred equity securities that are not listed or traded in the over-the- counter market, by an independent pricing service. An option is valued at the last sale price as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, at the mean between the last bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service.

  Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the securities held by the fund. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign equity securities. Investments held by the Fund for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

  B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

  C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable countries tax rules and rates. At June 30, 2005, the Fund, for federal income tax purposes, had a capital loss carryover of $21,837,811, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire June 30, 2012 ($362,373), June 30, 2011 ($2,856,200), June 30, 2010 ($4,652,533), June 30,
  2009 ($10,513,006), and June 30, 2008 ($3,453,699). As of June 30, 2005, the
  Fund's ability to offset $915,466 of its capital loss carryover against its capital gains is limited by the Internal Revenue Code. This limitation may decrease in subsequent years.

  In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to capital gains taxes in certain countries in which it invests. In determining the daily net asset value, the Fund estimates the accrual for capital gains taxes, if any, based on the unrealized appreciation on certain Fund securities and the related tax rates. At June 30, 2005, the Fund had an accrual for capital gains taxes of $769,720, of which $197,203 is included in the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations and were $1,001 for the year ended June 30, 2005.

  The fund is subject to a Contribucao Provisoria sobre Movimentacoes Financeiras ("CPMF") tax which is applied to foreign exchange transactions representing capital inflows or outflows to the Brazilian market for certain securities. The CPMF tax has been included in the net realized gain (loss) on investments.

  D Expenses -- Expenses of the Trust that are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and relative size of the funds.

  E Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

  F Forward Foreign Currency Exchange Contracts -- The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

  G Fund Redemption Fees -- Fund shares are subject to a redemption fee, at the time of exchange or redemption, equal to 2% of the net asset value of the shares exchanged or redeemed. This fee is not paid separately but is deducted automatically from the amount received in connection with a redemption or exchange. The redemption fee is retained by the Fund to defray the costs associated with the sale of portfolio securities to satisfy an exchange or redemption request. Shares acquired through the reinvestment of dividends and capital gains distributions paid to shareholders by the Fund are not subject to the redemption fee. Prior to April 1, 2005, Institutional shares were subject to both a purchase fee, at the time of purchase, and a redemption fee, at the time of exchange or redemption, equal to 1% of the net asset value of the shares purchased, exchanged or redeemed. Shareholders that held shares on March 31, 2005 are subject to only the 1% redemption fee on the sale or exchange of those shares because they paid the 1% purchase fee at the time those shares were purchased. Shareholders that purchased shares of the Predecessor Fund, the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund, on or before June 30, 1998 and exchanged those shares for shares of the Fund in the February 6, 2004 merger of the Predecessor Fund into the Fund are not subject to the redemption fee on the sale or exchange of those shares.

  H Repurchase Agreements -- Under the terms of a repurchase agreement, the Fund's custodian takes possession of an underlying collateral security, the market value of which is at all times at least equal to the principal, including accrued interest, of the repurchase transaction. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral by the Fund may be delayed or limited.

  I Indemnifications -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

  J Other -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

  K Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------------------------------------------
  It is the present policy of the Fund to make (a) at least one distribution annually of all or substantially all of its net investment income, and (b) at least one distribution annually of all or substantially all of its realized capital gains. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital.

  The tax character of the distributions declared for the years ended June 30, 2005 and June 30, 2004 was as follows:

                                            Year Ended June 30,
                                           ----------------------
                                            2005          2004
  ---------------------------------------------------------------
  Distributions declared from:
  ---------------------------------------------------------------
  Ordinary Income                        $2,730,766    $6,945,881
  ---------------------------------------------------------------

  During the year ended June 30, 2005 undistributed net investment income was increased by $847,355, and accumulated net realized loss on investments was decreased by $847,355 primarily due to differences between book and tax accounting for Passive Foreign Investment Companies and foreign currency transactions. This change had no effect on the net assets or the net asset value per share.

  At June 30, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

  Undistributed ordinary income                                  $ 6,628,270
  --------------------------------------------------------------------------
  Capital loss carryforward/post-October loss                    $21,837,811
  --------------------------------------------------------------------------

  The temporary differences between book and tax basis distributable earnings (accumulated losses) are primarily due to Passive Foreign Investment Companies and wash sales.

3 Shares of Beneficial Interest
-------------------------------------------------------------------------------
  The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

  Institutional Class                    Year Ended June 30,
                                        ----------------------
                                          2005          2004
  ------------------------------------------------------------
  Sales                                4,141,800     1,610,085
  Reinvestments                           94,215       371,571
  Redemptions                         (1,022,754)   (1,483,457)
  ------------------------------------------------------------
  Net increase                         3,213,261       498,199
  ------------------------------------------------------------

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------------------------------------------
  Under the terms of its investment advisory agreement with Eaton Vance Management (EVM), the Fund pays EVM a monthly advisory fee equal to an annual rate of 0.45% of the Fund's average daily net assets. For the year ended June 30, 2005, the advisory fee earned by EVM amounted to $983,558. Pursuant to a sub-advisory agreement, EVM pays a monthly sub-advisory fee to Parametric Portfolio Associates, an indirect, majority-owned subsidiary of EVM equal to an annual rate of 0.35% of the Fund's average daily net assets.

  EVM also serves as administrator to the Fund and receives from the Fund a monthly administration fee equal to an annual rate of 0.50% of the Fund's average daily net assets. The administration fee covers Trustees fees and most third party expenses, excluding taxes, interest and extraordinary expenses. For the year ended June 30, 2005, the Fund paid $1,092,842 for administrative services to EVM.

  EVM also serves as the sub-transfer agent to the Fund, at no additional cost to the Fund.

  Certain officers and Trustees of the Fund are officers of EVM or Parametric Portfolio Associates. The Fund did not pay any Trustees fees for the year ended June 30, 2005.

5 Investment Transactions
-------------------------------------------------------------------------------
  Purchases and sales of investments, other than short- term obligations, aggregated $91,235,036 and $16,001,935, respectively, for the year ended June 30, 2005.

6 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------------------------------------------

  The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2005, as computed on a federal income tax basis, were as follows:

  Aggregate Cost                                              $ 194,543,447
  -------------------------------------------------------------------------
  Gross unrealized appreciation                                $113,053,437
  Gross unrealized depreciation                                  (5,928,102)
  -------------------------------------------------------------------------
  Net unrealized appreciation                                  $107,125,335
  -------------------------------------------------------------------------

  The net unrealized depreciation on foreign currency was $16,210 at June 30, 2005.

7 Risks Associated with Foreign Investments
-------------------------------------------------------------------------------

  Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

8 Financial Instruments
-------------------------------------------------------------------------------
  The Fund may trade in financial instruments with off- balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2005, there were no obligations outstanding under these financial instruments.

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2005

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of Eaton Vance Tax-Managed Emerging Markets
Fund:
-------------------------------------------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Tax-Managed Emerging Markets Fund, a series of Eaton Vance Series Trust II (the "Fund"), at June 30, 2005, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
August 24, 2005

Eaton Vance Tax-Managed Emerging Markets Fund

OTHER MATTERS (Unaudited)

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

Nominee for Trustee

                                       Number of Shares
                                   ------------------------
Nominee for Trustee                Affirmative     Withheld
-----------------------------------------------------------
Benjamin C. Esty                    9,305,172           0
James B. Hawkes                     9,302,534       2,639
Samuel L. Hayes, III                9,305,172           0
William H. Park                     9,305,172           0
Ronald A. Pearlman                  9,305,172           0
Norton H. Reamer                    9,305,172           0
Lynn A. Stout                       9,305,172           0
Ralph F. Verni                      9,305,172           0

Eaton Vance Tax-Managed Emerging Markets Fund

FEDERAL TAX INFORMATION (Unaudited)


The Form 1099-DIV you receive in January 2006 will show the tax status of all distributions paid to your account in calendar 2005. Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding the status of qualified dividend income for individuals and the foreign tax credit.

QUALIFIED DIVIDEND INCOME. The Fund designates approximately $5,241,314, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

FOREIGN TAX CREDIT. The Fund paid foreign taxes of $644,855 and recognized foreign source income of $6,947,344.

Eaton Vance Tax-Managed Emerging Markets Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

The investment advisory agreement between Eaton Vance Tax-Managed Emerging Markets Fund (the "Fund") and its investment adviser, Eaton Vance Management ("Eaton Vance"), and the investment sub-advisory agreement between the investment adviser and the sub-adviser, Parametric Portfolio Associates ("Parametric"), each provide that the agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Fund cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Fund or by vote of a majority of the outstanding interests of the Fund.

In considering the annual approval of the investment advisory agreement and sub-advisory agreement, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished for a Board meeting held March 21, 2005 to specifically consider the renewal of the investment advisory agreement and sub-advisory agreement. Such information included, among other things, the following:

  o An independent report comparing the advisory fees of the Fund with those of comparable funds;

  o An independent report comparing Fund expense ratio to those of comparable funds;

  o Information regarding Fund investment performance in comparison to a relevant peer group of funds and appropriate indices;

  o The economic outlook and the general investment outlook in relevant investment markets;

  o Eaton Vance's results and financial condition and the overall organization of the investment adviser;

  o Arrangements regarding the distribution of Fund shares;

  o The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

  o The allocation of brokerage and the benefits received by the investment adviser as the result of brokerage allocation;

  o Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

  o The resources devoted to compliance efforts undertaken by Eaton Vance and Parametric on behalf of the funds they manage and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

  o The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

  o The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Fund for the services described therein.

In evaluating the investment advisory agreement and sub-advisory agreement, the Special Committee also considered information relating to the education, experience and number of investment professionals and other Eaton Vance personnel whose responsibilities include portfolio management. The Special Committee also considered the investment adviser's and sub-adviser's experience in managing equity funds with an objective of after-tax returns. The Special Committee also took into account the time and attention to be devoted by senior management to the Fund and the other funds in the complex. The Special Committee evaluated the level of skill and expertise required to manage the Fund and concluded that the human resources available at the investment adviser and sub-adviser were appropriate to fulfill effectively its duties on behalf of the Fund.

In its review of comparative information with respect to Fund investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory and sub-advisory fees, the Special Committee concluded that the fees paid by the Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund's expense structure is within a range it deemed to be competitive in comparison with comparable funds within the mutual fund industry.

In addition to the factors mentioned above, the Special Committee reviewed the level of profits of the investment adviser and sub-adviser in providing investment management services for the Fund and for all Eaton Vance funds as a group. The Special Committee also reviewed the benefits to Eaton Vance and its affiliates in providing administration services for the Fund and for all Eaton Vance funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser and sub-adviser in connection with the services rendered to the Fund and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser and sub-adviser are not unreasonable. The Special Committee also considered the extent to which the investment adviser and sub-adviser are realizing economies of scale attributable to increases in the Fund's assets experienced during 2004, and noted that the total investment advisory fee paid by the Fund and the Fund's expense ratios are significantly lower than the average paid by competing funds with comparable investment objectives. The Special Committee concluded that, in light of the investment adviser and sub-adviser's profits with respect to the Fund, the implementation of breakpoints is not warranted.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement and sub-advisory agreement. Nor are the items described herein all encompassing of the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by the advice of its independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement and sub-advisory agreement, including the fee structures, is in the interests of shareholders.

Eaton Vance Tax-Managed Emerging Markets Fund

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Series Trust II (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255
State Street, Boston, Massachusetts, 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc.,
"EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance
Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVM.

                                              Term of                                           Number of
                            Position(s)      Office and                                     Portfolios in Fund
                              with the       Length of         Principal Occupation(s)       Complex Overseen          Other
Name and Date of Birth         Trust          Service          During Past Five Years         By Trustee(1)      Directorships Held
-----------------------------------------------------------------------------------------------------------------------------------

Interested Trustee

James B. Hawkes               Trustee     Since 1998        Chairman, President and Chief          158           Director of EVC
11/9/41                                                     Executive Officer of BMR,
                                                            EVC, EVM and EV; Director of
                                                            EV; Vice President and
                                                            Director of EVD. Trustee and/
                                                            or officer of 158 registered
                                                            investment companies in the
                                                            Eaton Vance Fund Complex. Mr.
                                                            Hawkes is an interested
                                                            person because of his
                                                            positions with BMR, EVM, EVC
                                                            and EV, which are affiliates
                                                            of the Trust.

Eaton Vance Tax-Managed Emerging Markets Fund

MANAGEMENT AND ORGANIZATION CONT'D

Noninterested Trustee(s)

                                              Term of                                           Number of
                            Position(s)      Office and                                     Portfolios in Fund
                              with the       Length of         Principal Occupation(s)       Complex Overseen          Other
Name and Date of Birth         Trust          Service          During Past Five Years         By Trustee(1)      Directorships Held
-----------------------------------------------------------------------------------------------------------------------------------

Benjamin C. Esty              Trustee     Since 2005        Professor, Harvard University          148           None
1/2/63                                                      Graduate School of Business
                                                            Administration (since 2003).
                                                            Formerly, Associate
                                                            Professor, Harvard University
                                                            Graduate School of Business
                                                            Administration (2000-2003).

Samuel L. Hayes, III        Trustee and    Trustee since    Jacob H. Schiff Professor of           158           Director of
2/23/35                     Chairman of       1989 and      Investment Banking Emeritus,                         Tiffany & Co.
                             the Board    Chairman of the   Harvard university Graduate                          (specialty
                                          Board since 2005  School of Business                                   retailer) and
                                                            Administration. Director of                          Telect, Inc.
                                                            Yakima Products Inc.                                 (telecommunication
                                                            (manufacturer of automotive                          services company)
                                                            accessories) (since 2001) and
                                                            Director of Telect, Inc.
                                                            (telecommunication services
                                                            company) (since 2000).

William H. Park               Trustee     Since 2003        President and Chief Executive          158           None
9/19/47                                                     Officer, Prizm Capital
                                                            Management, LLC (investment
                                                            management firm) (since
                                                            2002). Formerly, Executive
                                                            Vice President and Chief
                                                            Financial Officer, United
                                                            Asset Management Corporation
                                                            (a holding company owning
                                                            institutional investment
                                                            management firms)
                                                            (1982-2001).

Ronald A. Pearlman            Trustee     Since 2003        Professor of Law, Georgetown           158           None
7/10/40                                                     University Law Center (since
                                                            1999). Formerly, Tax Partner,
                                                            Covington & Burling,
                                                            Washington, DC (1991-2000).

Norton H. Reamer              Trustee     Since 1989        President, Chief Executive             158           None
9/21/35                                                     Officer and a Director of
                                                            Asset Management Finance
                                                            Corp. (a specialty finance
                                                            company serving the
                                                            investment management
                                                            industry) (since October
                                                            2003). President, Unicorn
                                                            Corporation (an investment
                                                            and financial advisory
                                                            services company) (since
                                                            September 2000). Chairman,
                                                            Hellman, Jordan Management
                                                            Co., Inc. (an investment
                                                            management company)
                                                            (2000-2003). Formerly,
                                                            Advisory Director of
                                                            Berkshire Capital Corporation
                                                            (investment banking firm)
                                                            (2002-2003). Formerly,
                                                            Chairman of the Board, United
                                                            Asset Management Corporation
                                                            (a holding company owning
                                                            institutional investment
                                                            management firms) and
                                                            Chairman, President and
                                                            Director, UAM Funds (mutual
                                                            funds) (1980-2000).

Lynn A. Stout                 Trustee     Since 2001        Professor of Law, University           158           None
9/14/57                                                     of California at Los Angeles
                                                            School of Law (since July
                                                            2001). Formerly, Professor of
                                                            Law, Georgetown University
                                                            Law Center.

Ralph F. Verni                Trustee     Since 2005        Consultant and private                 148           Director of W.P.
1/26/43                                                     investor (since 2000).                               Corey & Company
                                                            Formerly President and Chief                         LLC (Manager of
                                                            Executive Officer, Redwood                           Real Estate
                                                            Investment Systems, Inc.                             Investment Trusts)
                                                            (software developer) (2000).
                                                            Formerly, President and Chief
                                                            Executive Officer, State
                                                            Street Research & Management
                                                            (investment adviser), SSFM
                                                            Holdings (parent of State
                                                            Street Research &
                                                            Management), and SSR Realty
                                                            (institutional realty
                                                            manager) (1992-2000).

Eaton Vance Tax-Managed Emerging Markets Fund

MANAGEMENT AND ORGANIZATION CONT'D

                                              Term of
                            Position(s)      Office and
                              with the       Length of         Principal Occupation(s)
Name and Date of Birth         Trust          Service          During Past Five Years
-----------------------------------------------------------------------------------------------------------------------------------
Principal Officers who are not Trustees

Michael W. Weilheimer        President     Since 2002(2)    Vice President of EVM and BMR. Officer of 8 registered investment
2/11/61                                                     companies managed by EVM or BMR

Thomas P. Huggins               Vice         Since 2000     Vice President of EVM and BMR. Officer of 4 registered investment
3/7/66                       President                      companies managed by EVM or BMR

Cliff Quisenberry, Jr.          Vice         Since 2003     Vice President and Global Portfolio Manager of Parametric Portfolio
1/1/65                       President                      Associates ("Parametric"). Officer of 5 registered investment companies managed by EVM or BMR.

Alan R. Dynner               Secretary       Since 1997     Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV
10/10/40                                                    and EVC. Officer of 158 registered investment companies managed by EVM or BMR.

James L. O'Connor            Treasurer       Since 2005     Vice President of EVM and BMR. Officer of 122 registered investment
4/1/45                                                      companies managed by EVM or BMR.

Paul M. O'Neil                 Chief         Since 2004
7/11/53                      Compliance                     Vice President of EVM and BMR. Officer of 158 registered investment
                              Officer                       companies managed by EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.
(2) Prior to 2002, Mr. Weilheimer served as Vice President of the Trust since 1996

The SAI for the Fund includes additional information about the Trustees and officers of the Trust and can be obtained without charge by calling 1-800-225-6265.

      INVESTMENT ADVISER OF EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                            EATON VANCE MANAGEMENT
                           The Eaton Vance Building
                               255 State Street
                               Boston, MA 02109

         SUB-ADVISER OF EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                        PARAMETRIC PORTFOLIO ASSOCIATES
                            1151 Fairview Avenue N.
                               Seattle, WA 98109

        ADMINISTRATOR OF EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                            EATON VANCE MANAGEMENT
                           The Eaton Vance Building
                               255 State Street
                               Boston, MA 02109

                             PRINCIPAL UNDERWRITER
                        EATON VANCE DISTRIBUTORS, INC.
                           The Eaton Vance Building
                               255 State Street
                               Boston, MA 02109
                                (617) 482-8260

                                   CUSTODIAN
                         STATE STREET BANK & TRUST CO.
                              225 Franklin Street
                               Boston, MA 02110

                                TRANSFER AGENT
                                   PFPC INC.
                            Attn: Eaton Vance Funds
                                 P.O. Box 9653
                           Providence, RI 02940-9653
                                (800) 262-1122

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                          PRICEWATERHOUSECOOPERS LLP
                              160 Federal Street
                               Boston, MA 02110

                 EATON VANCE TAX-MANAGED EMERGING MARKETS FUND
                           THE EATON VANCE BUILDING
                               255 STATE STREET
                               BOSTON, MA 02109

2050-8/05                                                               TMEMSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Eaton Vance Tax-Managed Emerging Markets Fund (the "Fund") is a series of Eaton Vance Series Trust II (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. Including the Fund, the Trust contains a total of 2 series (collectively, the "Series"). This Form N-CSR relates to the Fund's annual report.

The following tables present the aggregate fees billed to the Fund for the fiscal years ended June 30, 2004 and June 30, 2005 by the Fund's principal accountant for professional services rendered for the audit of the Fund's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance Tax-Managed Emerging Markets Fund

FISCAL YEARS ENDED                6/30/04                       6/30/05
-------------------------------------------------------------------------------
Audit Fees                   $ 40,375                  $ 85,000

Audit-Related Fees(1)        $ 0                       $ 0

Tax Fees(2)                  $ 12,500                  $ 13,250

All Other Fees(3)            $ 0                       $ 0
                             --------------------------------------------------

Total                        $ 52,875                  $ 98,250
                             ==================================================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends. The Fund's fiscal year end is June 30. The current fiscal year end of Eaton Vance Income Fund of Boston, the other Series in the Trust, is October 31. On October 18, 2004 Eaton Vance Income Fund of Boston changed its fiscal year end from September 30 to October 31. The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by the Series's principal accountant for the last two fiscal years/periods of each Series.


FISCAL YEARS/PERIODS    9/30/03     6/30/04     9/30/04     10/31/04     6/30/05
ENDED

AUDIT FEE               $20,950     $40,375     $21,650     $21,650      $85,000

AUDIT RELATED FEES(1)   $ 0         $ 0         $ 0         $ 0          $ 0

TAX FEES(2)             $ 9,450     $12,500     $13,525     $13,525      $13,250

ALL OTHER FEES(3)       $ 0         $ 0         $ 0         $ 0          $ 0

TOTAL                   $30,400     $52,875     $35,175     $35,175      $98,250


(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3) All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by each Series's respective principal accountant (PricewaterhouseCoopers LLP) for the last two fiscal years/periods of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by PricewaterhouseCoopers LLP for the last two fiscal years/periods of each Series.



FISCAL YEARS
ENDED                  9/30/03      6/30/04    9/30/04     10/31/04      6/30/05

--------------------------------------------------------------------------------

REGISTRANT(1)       $9,450        $12,500      $13,525      $13,525      $13,250

EATONVANCE(2)       $ 0           $ 4,490      $84,490      $84,490      $98,305

(1) Includes all of the Series in the Trust.

(2) Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series.


(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountants of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountants' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not required in this filing.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund's shareholders may recommend nominees to the registrant's Board of Trustees to add the following (highlighted):

 The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (I) sufficient background information concerning the candidate, INCLUDING EVIDENCE THE CANDIDATE IS WILLING TO SERVE AS AN INDEPENDENT TRUSTEE IF SELECTED FOR THE POSITION; AND
(II) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). Shareholders shall be directed to address any such recommendations IN WRITING to the attention of the Governance Committee, c/o the Secretary of the Fund. THE SECRETARY SHALL RETAIN COPIES OF ANY SHAREHOLDER RECOMMENDATIONS WHICH MEET THE FOREGOING REQUIREMENTS FOR A PERIOD OF NOT MORE THAN 12 MONTHS FOLLOWING RECEIPT. THE SECRETARY SHALL HAVE NO OBLIGATION TO ACKNOWLEDGE RECEIPT OF ANY SHAREHOLDER RECOMMENDATIONS

ITEM 10. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(a)(1)     Registrant's Code of Ethics - Not applicable (please see Item 2).

(a)(2)(i)  Treasurer's Section 302 certification.

(a)(2)(ii) President's Section 302 certification.

(b)        Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II


By:      /S/ Michael W. Weilheimer
         Michael W. Weilheimer
         President

Date: August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /S/ James L. O'Connor
         James L. O'Connor
         Treasurer

Date: August 19, 2005


By:      /S/ Michael W. Weilheimer
         Michael W. Weilheimer
         President

Date: August 19, 2005